Income Tax (Details) - Schedule of consolidated profit or loss - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Current income tax:
Current income tax charge	¥ (169)	¥ (170)
Deferred tax	3,068	2,127
Income tax benefit reported in profit or loss	¥ 2,899	¥ 1,957